SHAREHOLDERS' EQUITY - Net Income/(Loss) (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic and Diluted Net Income/(Loss) Per Share
Net income/(loss)	CAD 397,416	CAD (1,523,403)	CAD 299,076
Weighted average shares outstanding - Basic (in shares)	226,530	206,205	204,510
Dilutive impact of share-based compensation (in shares)	4,763		2,914
Weighted average shares outstanding - Diluted (in shares)	231,293	206,205	207,424
Net Income/(Loss) per Share
Basic (in dollars per share)	CAD 1.75	CAD (7.39)	CAD 1.46
Diluted (in dollars per share)	CAD 1.72	CAD (7.39)	CAD 1.44